Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Personnel Expenses Tables [Line Items]
Disclosure Of Employee Benefits Tables Explanatory

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Salaries
1
12,178 10,997 7,045
Variable compensation
2
10,870 9,845 7,954
of which: performance awards 4,456 3,986 3,205
of which: financial advisors
3
5,293 4,549 4,508
of which: other 1,121 1,310 241
Contractors 325 334 323
Social security 1,622 1,473 944
Post-employment benefit plans
4
1,310 1,361 794
of which: defined benefit plans 731 847 437
of which: defined contribution plans 578 514 357
Other personnel expenses 1,013 890 621
Total personnel expenses 27,318 24,899 17,680
1 Includes role-based allowances.

2 Refer to Note 27

for more information.

3 Financial advisor compensation

consists of cash compensation,

determined using a formulaic

approach based on production,

and
deferred awards. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

4 Refer to Note 26 for more
information. Includes curtailment gains of USD 104
m for the year ended 31 December 2024

(for the year ended 31 December

2023: USD
29
m; for the year ended 31

December 2022: USD
20 m), which represent a
reduction in the defined benefit obligation related to the Swiss pension plans resulting from a decrease in headcount following restructuring activities.